Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2022
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets
	As of	As of
	September 30,	September 30,
	2022	2021
Assets
Current assets
Cash	$4,057,179	$522,915
Due from related parties	-	-
Other receivables	103,858	125,081
	4,161,037	647,996
Non-current assets
Investment in subsidiaries	156,151,565	160,199,022
Total assets	$160,312,602	$160,847,018

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	-	54,600
Convertible promissory notes	2,178,511	-
Derivative liability	3,450,000	-
Total liabilities	5,628,511	$54,600

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at September 30, 2022 and 2021, respectively1	597,675	557,781
Additional paid-in capital	152,162,658	147,088,227
Retained earnings	1,923,758	13,146,410
Total shareholders’ equity	154,684,091	160,792,418

Total liabilities and shareholders’ equity	$160,312,602	$160,847,018

Summary of Parent Company Statements of Operations
	For the Years Ended September 30,
	2022	2021	2020
Operating expenses:
General and administrative expenses	$(2,961,849)	$(2,031,506)	$(602,518)

Other expenses
Change in fair value of derivative liability	419,649	-	-
Interest expenses	-	-	(135,867)
Amortization of debt issuance costs	(48,160)	-	(1,093,440)
Other expenses	(3,024)	(5,672)	(648)

Loss from operations	(2,593,384)	(2,037,178)	(1,832,469)
Equity in income of subsidiaries and VIE	4,817,363	4,395,592	2,656,075

Comprehensive income attributable to the Company	$2,223,979	$2,358,414	$823,606

Summary of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2022	2021	2020
Cash flows from operating activities
Net income	$2,223,979	$2,358,414	$823,606
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiaries	(4,817,363)	(4,395,592)	(2,656,075)
Amortization of debt issuance costs	48,160	-	135,867
Amortization of deferred financing costs	-	-	1,093,440
Change in fair value of derivative liability	(419,649)
Share-based compensation	2,007,328	1,260,674	-
Other current assets	21,223	(125,081)	-
Other current liabilities	54,246	(40,000)	40,000
Net cash used in operating activities	(882,076)	(941,585)	(563,162)

Cash flows from investing activities
Investing in subsidiaries	(7,529,060)	(122,726,999)	688,060
Net cash (used in) provided by investing activities	(7,529,060)	(122,726,999)	688,060

Cash flows from financing activities
Net proceeds from share issuance	6,000,000	126,029,588	-
Net proceeds from issuance of convertible promissory notes	6,000,000	-	-
Proceeds from advances from related parties	-	298,297	-
Repayment of advances from related parties	(54,600)	(2,138,508)	(758,071)
Net cash provided by (used in) financing activities	11,945,400	124,189,377	(758,071)

Net increase (decrease) in cash and restricted cash	3,534,264	520,793	(633,173)

Cash, beginning of year	522,915	2,122	635,295

Cash, end of year	$4,057,179	$522,915	$2,122